Cover	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	NorthStar Healthcare Income, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55190
Entity Tax Identification Number	27-3663988
Entity Address, Address Line One	590 Madison Avenue, 34th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	547-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0001503707
Amendment Flag	false